NET LOSS PER SHARE - Additional Information (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2025 shares	Sep. 30, 2025 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock shares not yet issued	24,700,419	24,700,419
Offering pre-funded warrants issued but not yet exercised	11,688,075	11,688,075
SEPA [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares issuable included in denominator of basic EPS	0	0